Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Debt and Balance Sheet Presentation
As at December 31, 2019 (Successor) and 2018 (Successor), we had the following liabilities for third party debt agreements:

	Successor	Successor
(In $ millions)	December 31, 2019	December 31, 2018
Secured credit facilities	5,662	5,662
Senior Secured Notes	476	769
Credit facilities contained within variable interest entities	621	655
Total debt principal	6,759	7,086
Less: debt discount and fees	(136)	(172)
Carrying value	6,623	6,914

This was presented in our Consolidated Balance Sheet as follows.

	Successor	Successor
(In $ millions)	December 31, 2019	December 31, 2018
Debt due within one year	343	33
Long-term debt	6,280	6,881
Total debt principal	6,623	6,914

Schedule of Credit Facilities, and Related Covenants and Restrictions
We have summarized the key terms of our secured credit facilities as at December 31, 2019 in the table below:

Facility name	Maturity	Repayments before maturity ($m)	Final Repayment (3) ($m)	Total ($m)	Margin on LIBOR floating interest (2)	Collateral vessels	Book value of collateral vessels ($m)	Notes
$400 million facility	4Q 2022	47	88	135	3.50%	West Cressida West Callisto West Leda	150
$2,000 million facility	1Q 2023	248	660	908	3.00%	West Alpha West Venture West Phoenix West Navigator West Epsilon West Elara	732
$440 million facility	3Q 2023	23	41	64	4.25%	West Telesto	58
$1,450 million facility	4Q 2023	88	235	323	3.35%-4.00%	West Tellus	332	(2)
$360 million facility	4Q 2023	73	137	210	3.75%	AOD I AOD II AOD III	191	(1)
$300 million facility	1Q 2024	48	96	144	4.00%	West Tucana West Castor	107
$1,750 million facility	1Q 2024	299	576	875	3.50%-3.90%	Sevan Driller Sevan Brasil Sevan Louisiana	865	(2)
$450 million facility	2Q 2024	54	211	265	3.50%	West Eminence	275
$1,500 million facility	4Q 2024	355	770	1,125	2.70%-4.78%	West Saturn West Neptune West Jupiter	1,020	(2)
$1,350 million facility	4Q 2024	351	594	945	3.00%	West Pegasus West Gemini West Orion	895
$950 million facility	4Q 2024	198	368	566	3.00%-4.42%	West Eclipse West Carina	648	(2)
$450 million facility (2015)	4Q 2024	63	39	102	3.85%	West Freedom West Vigilant West Prospero West Ariel	176
Total secured credit facilities				5,662

(1)	The facility is held by AOD, by which we hold a 67% ownership.

(2)	Certain debt facilities are split into different tranches set at different margins. Under the ACE facility the margin is 5.5%.

(3)
The final repayment shown in the above table includes balloon amount due on maturity and one quarters worth of amortization payments deferred in the fourth quarter of 2019 under the ACE facility amounting to $63 million. We have the ability to defer a further $437 million of amortization payments that would otherwise fall due between June 2020 and March 2021 through future use of the ACE facility.

Twelve months ended	Net leverage ratio
March 31, 2021	7.3x
June 30, 2021	6.6x
September 30, 2021	6.2x
December 31, 2021	5.8x
The terms of these facilities are set out in the below table:

Facility Name	Maturity	Repayments before maturity ($m)	Final Repayment ($m)	Total ($m)	Margin on LIBOR floating interest	Collateral vessels	Book value of collateral vessels ($m)
$390 million facility	4Q 2022	43	144	187	Margin not disclosed	West Taurus	271
$375 million facility	2Q 2023	53	149	202	Margin not disclosed	West Hercules	322
$475 million facility	2Q 2023	52	180	232	Margin not disclosed	West Linus	191
Total credit facilities within VIEs				621
Net leverage ratio: to maintain a ratio of net debt to EBITDA as set out below (which will be tested on each financial quarter commencing with the financial quarter ending on March 31, 2022 until the final maturity date of the credit facilities):

Twelve months ended	Net leverage ratio
March 31, 2022	4.5x
June 30, 2022	4.2x
September 30, 2022	3.9x
December 31, 2022	3.7x
March 31, 2023	3.4x
June 30, 2023	3.3x
September 30, 2023	3.1x
December 31, 2023	3.0x
March 31, 2024	2.8x
June 30, 2024	2.7x
September 30, 2024	2.4x
December 31, 2024	2.2x

Schedule of Debt Maturities	The outstanding debt as at December 31, 2019 is repayable as follows:

(In $ millions)	December 31, 2019
2020	343
2021	569
2022	984
2023	1,774
2024	2,613
2025 and thereafter	476
Total debt principal	6,759